April 2, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:	Filings – Rule 497(j)

Re:	Dreyfus Premier Manager Funds II
- Dreyfus Premier Balanced Opportunity Fund
CIK No. 1224568
1940 Act File No. 811-21327
Registration Statement File No. 333-104120

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 26, 2004.

Please address any comments or questions to the undersigned at (212) 922-6833.

Very truly yours,

/s/Beth Larkin
Beth Larkin

BL:dp

cc: J. Prusnofsky

Stroock & Stroock & Lavan LLP
Ernst & Young LLP

Larkin-497(j)-DPMFII-029